Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Long-term Debt

8. Long-term Debt

The components of the Company’s long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Term loans payable	$10,000	$10,000
Revolving line of credit outstanding	5,422	3,550
Convertible note	32,802	3,000
Less: Unamortized discount	(70)	(118)
	48,154	16,432
Less: Current portion of long-term debt	29,606	—
Long-term debt, net of discount	$18,548	$16,432

Term Loan Agreements

Silicon Valley Bank (“SVB”) Term Loan

On July 5, 2017, the Company entered into a $5.0 million Loan and Security Agreement with Silicon Valley Bank (“2017 SVB Term Loan”), which provided the Company with a first term loan advance of $4.0 million which was drawn down on July 5, 2017 (“Term Loan A Advance”) and a second term loan advance of $1.0 million that was available to be drawn down until May 31, 2018 (“Term Loan B Advance”; collectively, “Term Loan Advances”). The agreement also provided the Company with a revolving line of credit of up to $1.0 million. Interest payments were due monthly and commenced upon receipt of principal. Principal was payable in 36 monthly payments and commenced on June 1, 2018. The 2017 SVB Term Loan accrued interest at an annual rate calculated as the Wall Street Journal Prime Rate plus 1.25%.

On February 12, 2019, the Company amended the 2017 SVB Term Loan to change the interest rate to the greater of the (A) Wall Street Journal Prime Rate or (B) 5.25%. Additionally, the maturity date was extended to August 2022. Upon closing, the Company issued warrants to purchase 75,000 shares of common stock to SVB with an exercise price of $0.09 per share (see Note 10).

As of December 31, 2019, the Company was not in compliance with certain reporting related covenants within the SVB Loan and Security Agreement. As a result, SVB had the right to call for prepayment of the debt and it was therefore considered current as of December 31, 2019.

In March 2020, the Company entered into a Loan Modification Agreement with SVB (“2020 SVB Term Loan”), which provided a $5.0 million term loan and a revolving line of credit of up to $7.0 million. The Company repaid the outstanding balance owed on the 2017 SVB Term Loan of $3.1 million of principal and accrued interest with the proceeds from the 2020 SVB Term Loan.

Additionally, upon closing, the Company issued warrants to purchase 740,991 shares of common stock to SVB with an exercise price of $0.15 per share with a fair value of less than $0.1 million on the date of issuance. The Company also paid debt issuance costs of less than $0.1 million and owed an end-of-term charge of $0.1 million to SVB. The debt issuance costs were recorded as debt discount and were being amortized to interest expense, using the effective interest method, over the term of the loan. The 2020 SVB Term Loan interest was payable monthly and the principal was payable in 36 monthly payments commencing on April 1, 2021. The 2020 SVB Term Loan accrued interest at an annual rate calculated as the greater of (A) Wall Street Journal Prime Rate plus 0.50% or (B) 5.0%. In December 2020, the Company repaid the outstanding balance on the 2020 SVB Term loan of $8.0 million.

JPMorgan Chase Bank, N.A.(“JPM”) Credit Agreement

In December 2020, the Company entered into a $10.0 million credit agreement with JPMorgan Chase Bank, N.A. (“JPM Credit Agreement”) with a maturity date of December 3, 2024 and a revolving line of credit of up to $10.0 million with a maturity date of December 3, 2022. The Company repaid the outstanding balance on the 2020 SVB Term Loan Advance, including the $5.0 million in principal and $3.0 million outstanding on the revolving line of credit. Upon repayment of the outstanding amounts, the Company recorded a loss on extinguishment of debt of less than $0.1 million, which was included in interest expense in the December 31, 2020 consolidated statements of operations and comprehensive loss.

Principal and interest on the JPM Credit Agreement is payable monthly commencing on July 1, 2022. The JPM Credit Agreement accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 2.25% or (B) 5.5%. The revolving line of credit accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 1.25% or (B) 4.5%. Upon closing, the Company issued warrants to purchase 1,000,000 shares of common stock to the lender with an exercise price of $0.16 per share with a fair value of $0.1 million on the date of issuance. The Company incurred debt issuance costs of $0.1 million equal to the fair value of the warrants in connection with the JPM Credit Agreement. These costs were recorded as debt discount and are amortized to interest expense, using the effective interest method, over the term of the loan.

As of June 30, 2021, the unamortized debt discount was less than $0.1 million. As of June 30, 2021, the accrued interest on the JPM Credit Agreement was less than $0.2 million, which is included in accrued expenses and other current liabilities in the consolidated balance sheet. Interest expense totaled $0.2 million for the three months ended June 30, 2021, which includes the amortization of the debt discount which totaled less than $0.1 million. Interest expense totaled $0.3 million for the six months ended June 30, 2021, which includes the amortization of the debt discount which totaled less than $0.1 million. The interest rate in effect as of June 30, 2021 was 5.5% and 4.5% for the JPM Credit Agreement and revolving line of credit, respectively. As of June 30, 2021, the Company has drawn down $5.4 million on the revolving line of credit.

The Company’s obligations under the JPM Credit Agreement were secured by a first-priority security interest in all of its assets, including intellectual property.

As of June 30, 2021, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31,
2021 (remaining six months)	$29,606
2022	7,421
2023	7,197
2024	4,000
$48,224

Convertible Note

In September 2020, the Company entered into a Convertible Note Purchase Agreement (the “2020 Convertible Notes”) with an investor for gross proceeds of $2.0 million with a stated interest rate of 6.0% per annum. An additional $2.0 million in gross proceeds were made available in December 2020 upon achievement of the integration milestone, whereby the Company successfully created software utilizing the investor’s application programming interface. The 2020 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds of the issuance of preferred stock totaled at least $10.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2020 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $1.0 million, and the notes, with an initial carrying value of $3.0 million, and included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method. As of June 30, 2021, the accrued interest on the 2020 Convertible Notes was less than $0.1 million, which is included in accrued expenses and other current liabilities in the consolidated balance sheet. Interest expense totaled $0.1 million and $0.3 million for the three and six months ended June 30, 2021, respectively.

Between January 21, 2021 and February 4, 2021, the Company entered into a Convertible Note Purchase Agreement (the “2021 Convertible Notes”) with various investors for gross proceeds of $30.0 million with a stated interest rate of 8.0% per annum. The 2021 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds totaled at least $100.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2021 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $7.0 million, and the notes, with an initial carrying value of $23.0 million, and included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method. This derivative liability had a fair value of $9.2 million at June 30, 2021.

On June 21, 2021, the Company modified the 2021 Convertible Notes to grant the holders an additional 1,000,000 shares of NHIC common stock as further consideration upon the automatic conversion of the notes upon closing of the Business Combination. This modification of the notes resulted in an extinguishment and the Company recognized a loss on extinguishment of the 2021 Convertible Notes of $11.8 million. The $26.7 million carrying value of the notes at June 21, 2021 was derecognized and replacement notes with an initial carrying value of $29.6 million were recorded. Interest expense for the difference of the fair value of the notes and the face value of $30 million was recorded for less than $0.1 million as of June 30, 2021.

Additionally, in the extinguishment accounting, a derivative liability of $19.2 million was recognized, which represents the value of the 1,000,000 NHIC shares as well as a bifurcated embedded derivative for the conversion option. The mark-to-market change to June 30, 2021 resulted in an additional loss of less than $0.1 million. Interest expense totaled $2.8 million and $4.7 million for the three and six months ended June 30, 2021, respectively.

7.     Long-term Debt

The components of the Company’s long-term debt consisted of the following (in thousands)

	December 31,
	2020	2019
Term loans payable	$10,000	$3,419
Revolving line of credit outstanding	3,550	—
Convertible note	3,000	—
Less: Unamortized discount	(118)	—
	16,432	3,419
Less: Current portion of long-term debt	—	(3,419)
Long-term debt, net of discount	$16,432	$—

Term Loan Agreements

Silicon Valley Bank (“SVB”) Term Loan

On July 5, 2017, the Company entered into a $5.0 million Loan and Security Agreement with Silicon Valley Bank (“2017 SVB Term Loan”), which provides the Company with a first term loan advance of $4.0 million which was drawn down on July 5, 2017 (“Term Loan A Advance”) and a second term loan advance of $1.0 million was available to drawn down until May 31, 2018 (“Term Loan B Advance”; collectively, “Term Loan Advances”). The agreement also provided the Company with a revolving line of credit of up to $1.0 million. Interest payments are due monthly and commenced upon receipt of principal. Principal is payable in 36 monthly payments and commenced on June 1, 2018. The 2017 SVB Term Loan accrues interest at an annual rate calculated as the Wall Street Journal Prime Rate plus 1.25%.

On February 12, 2019, the Company amended the 2017 SVB Term Loan to change the interest rate to the greater of the (A) Wall Street Journal Prime Rate or (B) 5.25%. Additionally, the maturity date was extended to August 2022. Upon closing, the Company issued warrants to purchase 75,000 shares of common stock to SVB with an exercise price of $0.09 per share (see Note 9).

As of December 31, 2019, the Company recorded accrued interest of less than $0.1 million on the 2017 SVB Term Loan which is included within accrued expenses and other current liabilities on the consolidated balance sheet. The Company recorded interest expense of $0.2 million related to the 2017 SVB Term Loan for the year ended December 31, 2019. As of December 31, 2019, the Company did not draw down on the Term Loan B Advance or the revolving line of credit. The interest rate in effect as of December 31, 2019 was 5.25%. The Company was not in compliance with certain reporting related covenants within the SVB Loan and Security Agreement. As a result, SVB had the right to call for prepayment of the debt and it was therefore considered current as of December 31, 2019.

In March 2020, the Company entered into a Loan Modification Agreement with SVB (“2020 SVB Term Loan”), which provides a $5.0 million term loan and a revolving line of credit of up to $7.0 million. The Company repaid the outstanding balance owed on the 2017 SVB Term Loan of $3.1 million of principal and accrued interest with the proceeds from the 2020 SVB Term Loan. The 2020 SVB Term Loan interest is payable monthly and the principal is payable in 36 monthly payments commencing on April 1, 2021. The 2020 SVB Term Loan accrues interest at an annual rate calculated as the greater of (A) Wall Street Journal Prime Rate plus 0.50% or (B) 5.0%.

Additionally, upon closing, the Company issued warrants to purchase 740,991 shares of common stock to SVB with an exercise price of $0.15 per share with a fair value of less than $0.1 million on the date of issuance. The Company also paid debt issuances costs of less than $0.1 million and owed an end-of-term charge of $0.1 million to SVB. The debt issuance costs were recorded as debt discount and are being amortized to interest expense, using the effective interest method, over the term of the loan.

The Company recorded interest expense of $0.1 million related to the 2020 SVB Term Loan for the year ended December 31, 2020.

7.     Long-term Debt (continued)

JPMorgan Chase Bank, N.A.(“JPM”) Credit Agreement

In December 2020, the Company entered into a $10.0 million credit agreement with JPMorgan Chase Bank, N.A. (“JPM Credit Agreement”) with a maturity date of December 3, 2024 and a revolving line of credit of up to $10.0 million with a maturity date of December 3, 2022. The Company repaid the outstanding balance on the 2020 SVB Term Loan Advance, including the $5.0 million in principal and $3.0 million outstanding on the revolving line of credit. Upon repayment of the outstanding amounts, the Company recorded a loss on extinguishment of debt of less than $0.1 million, which was included in interest expense in the consolidated statements of operations and comprehensive loss.

Principal and interest on the JPM Credit Agreement is payable monthly commencing on July 1, 2022. The JPM Credit Agreement accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 2.25% or (B) 5.5%. The revolving line of credit accrues interest at an annual rate calculated as the greater of (A) the Wall Street Journal Prime Rate plus 1.25% or (B) 4.5%. Upon closing, the Company issued warrants to purchase 1,000,000 shares of common stock to the lender with an exercise price of $0.16 per share with a fair value of $0.1 million on the date of issuance. The Company incurred debt issuance costs of $0.2 million and $0.1 million equal to the fair value of the warrants in connection with the JPM Credit Agreement. These costs were recorded as debt discount and are amortized to interest expense, using the effective interest method, over the term of the loan.

As of December 31, 2020, the unamortized debt discount was $0.2 million. As of December 31, 2020, the accrued interest on the JPM Credit Agreement was less than $0.1 million, which is included in accrued expenses and other current liabilities in the consolidated balance sheet. Interest expense totaled $0.3 million for the year ended December 31, 2020, which includes the amortization of the debt discount of less than $0.1 million. The interest rate in effect as of December 31, 2020 was 5.5% and 4.5% for the JPM Credit Agreement and revolving line of credit, respectively. As of December 31, 2020, the Company has drawn down $3.5 million on the revolving line of credit.

The Company’s obligations under the JPM Credit Agreement were secured by a first-priority security interest in all of its assets, including intellectual property.

As of December 31, 2020, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31:
2021	$—
2022	5,883
2023	7,000
2024	3,667
$16,550

7.     Long-term Debt (continued)

Convertible Notes

In August 2019 and September 2019, the Company entered into Convertible Note Purchase Agreements (the “2019 Convertible Notes”) with existing investors for gross proceeds of $5.5 million with a stated interest rate of 8.0% per annum. The 2019 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds of the issuance of preferred stock totaled at least $10.0 million, the notes would automatically convert into shares of the same class and series of capital stock that the Company issued to other investors in the financing at a conversion price equal to 85% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the 2019 Convertible Notes. The proceeds from the 2019 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $0.9 million, and the notes, with an initial carrying value of $4.6 million, included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the 2019 Convertible Notes using the effective interest method. In October 2019, a Qualified Financing occurred and the 2019 Convertible Notes converted into 18,056,296 shares of Series B-1 preferred stock at a per share price of $0.3105. Total interest incurred on the 2019 Convertible Notes during the holding period was $0.4 million.

In September 2020, the Company entered into a Convertible Note Purchase Agreement (the “2020 Convertible Notes”) with an investor for gross proceeds of $2.0 million with a stated interest rate of 6.0% per annum. An additional $2.0 million in gross proceeds were made available in December 2020 upon achievement of the integration milestone, whereby the Company successfully created software utilizing the investor’s application programming interface. The 2020 Convertible Notes provided a conversion option whereby upon the closing of a Qualified Financing event, in which the aggregate gross proceeds of the issuance of preferred stock totaled at least $10.0 million, the notes would automatically convert into shares of the same class and series of capital stock of the Company issued to other investors in the financing at a conversion price equal to 80% of the price per share paid by the other investors. The conversion option met the definition of an embedded derivative and was required to be bifurcated and accounted for separately from the notes. The proceeds from the 2020 Convertible Notes were allocated between the derivative liability, with a fair value at issuance of $1.0 million, and the notes, with an initial carrying value of $3.0 million, and included in long-term liabilities on the Company’s consolidated balance sheet. The difference between the initial carrying value of the notes and the stated value of the notes represented a discount that was accreted to interest expense over the term of the Convertible Notes using the effective interest method. As of December 31, 2020, the accrued interest on the 2020 Convertible Notes was less than $0.1 million, which is included in accrued expenses and other current liabilities in the consolidated balance sheet. Interest expense totaled less than $0.1 million for the year ended December 31, 2020.